Schedule of Investments TCW Durable Growth ETF July 31, 2026 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 95.1%
Aerospace & Defense – 21.3%
General Electric Co.	11,141	$4,011,540
HEICO Corp.	8,663	3,087,147
Safran S.A.	5,155	2,011,615
TransDigm Group, Inc.	3,722	4,668,801
		13,779,103
Building Products – 2.7%
Trane Technologies plc	3,793	1,725,625
Capital Markets – 3.2%
LPL Financial Holdings, Inc.	3,872	1,369,527
S&P Global, Inc.	1,681	692,454
		2,061,981
Chemicals – 3.5%
Linde plc	4,748	2,271,348
Commercial Services & Supplies – 2.4%
RB Global, Inc.	14,354	1,575,208
Electrical Equipment – 7.4%
AMETEK, Inc.	6,443	1,557,338
Eaton Corp. plc	5,910	2,453,832
Forgent Power Solutions, Inc., Class A*	24,174	804,269
		4,815,439
Electronic Equipment, Instruments & Components – 1.5%
Mirion Technologies, Inc., Class A*	66,296	993,114
Financial Services – 8.4%
Jack Henry & Associates, Inc.	8,637	1,330,443
Mastercard, Inc., Class A	3,545	2,031,640
Visa, Inc., Class A	5,743	2,102,685
		5,464,768
Health Care Providers & Services – 3.5%
McKesson Corp.	2,683	2,297,158
Hotels, Restaurants & Leisure – 3.7%
Hilton Worldwide Holdings, Inc.	7,521	2,410,405
Interactive Media & Services – 4.1%
Alphabet, Inc., Class A	7,376	2,626,815
IT Services – 1.1%
Snowflake, Inc., Class A*	2,407	705,925
Investments	Shares	Value
Life Sciences Tools & Services – 1.9%
Danaher Corp.	6,380	$1,243,972
Semiconductors & Semiconductor Equipment – 15.2%
ASML Holding NV	2,142	3,489,318
Broadcom, Inc.	11,618	4,522,654
NVIDIA Corp.	9,241	1,855,131
		9,867,103
Software – 11.8%
Cadence Design Systems, Inc.*	5,558	1,889,831
Constellation Software, Inc.	304	651,217
Crowdstrike Holdings, Inc., Class A*	6,766	1,291,359
Datadog, Inc., Class A*	5,186	1,389,692
Microsoft Corp.	5,157	2,396,562
		7,618,661
Specialty Retail – 3.4%
O’Reilly Automotive, Inc.*	24,773	2,213,468
Total Common Stocks
(Cost $54,918,482)		61,670,093
WARRANTS – 0.0%†
Software – 0.0%†
Constellation Software, Inc.* ††
(Cost $0)	14,592	0	**
	Principal
Short-Term Investments – 4.9%
Time Deposit – 4.9%
Sumitomo Mitsui Banking Corp., London 2.98% 8/3/2026
(Cost $3,160,556)	$3,160,556	3,160,556
Total Investments – 100.0%
(Cost $58,079,038)		$64,830,649
Liabilities in Excess of Other Assets – 0.0%†		(20,684)
Net Assets – 100.0%		$64,809,965

*	Non-income producing security.
**	Amount rounds to less than $0.50.
†	Represents less than 0.05%.
††	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.

Schedule of Investments (Continued) TCW Durable Growth ETF July 31, 2026 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks*	$61,670,093	$–	$–		$61,670,093
Warrants*	–	–	0	**	0	**
Short-Term Investments
Time Deposit	3,160,556	–	–		3,160,556
Total Investments	$64,830,649	$–	$0	**	$64,830,649

*	Please refer to the Schedule of Investments to view securities segregated by industry.
**	Amount rounds to less than $0.50.